CONTRACT ASSETS - Schedule of contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Contract Assets	$ 1,486	$ 4,091	$ 5,035